UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	August 31, 2019

Date of reporting period:	August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

EXPLANATORY
NOTE

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on October 29, 2019 (the “Report”). The purpose of this Amendment is to replace Item 1 “Report to Stockholders” for the Opportunistic Municipal Fund with respect to the information under the heading “What contributed to or detracted from Fund performance during the fiscal year?” The original filing inadvertently contained a discussion of a different fund in the referenced section.

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders and contained all information required to be included in such reports by the Registrant’s registration statement form under the Investment Company Act of 1940, as amended, pursuant to Rule 30e-1(a) thereunder.

This Amendment should be read in conjunction with the Report. Except for the portion of Item 1 noted above, this Amendment does not reflect events occurring after the filing of the Report, or modify or update the Report in any way.

ITEM 1 – REPORT TO STOCKHOLDERS

1
Opportunistic Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Opportunistic Municipal Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). It invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities
("Agency Securities") and exchange-traded funds (ETFs) to gain exposure to the municipal market.
Allocation to Salt Verde Financial Corp, Atlanta Development Authority Healthcare Facs, and Lower Alabama Gas Rev contributed.
Allocation to Harris County Cultural Education Corp, Illinois Finance Authority Multifamily, and Florida Development Finance Corp
detracted.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 10.55% 6.35% 5.85% 3/10/15 6/14/12
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

Opportunistic Municipal Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?
Opportunistic Municipal Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). It invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities
("Agency Securities") and exchange-traded funds (ETFs) to gain exposure to the municipal market.
Allocation to Salt Verde Financial Corp, Atlanta Development Authority Healthcare Facs, and Lower Alabama Gas Rev contributed.
Allocation to Harris County Cultural Education Corp, Illinois Finance Authority Multifamily, and Florida Development Finance Corp
detracted.
* Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31/18 prospectus
Value of a $10,000 Investment* June 14, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 10.36% 6.10% 5.69% 6/14/12
Including Sales Charge 6.25% 5.30% 5.14%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.02% 0.94%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: 3.96% (1-year); 5.08% (5-year); 4.84% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 5/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	6/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	6/2/2020

By	/s/ Tracy W. Bollin

            Tracy W. Bollin, Chief Financial Officer

Date	6/2/2020